FILE NOS. 333-62003
                                                                        811-3006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 2                    /X/

                        (Check appropriate box or boxes)

                         JOHN HANCOCK BOND TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
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           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1700
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              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

               Susan S. Newton                    Jeffrey N. Carp, Esq.
               101 Huntington Avenue              Hale and Dorr
               Boston, MA 02199                   60 State Street
                                                  Boston, MA 02109
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                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immedia tely upon filing pursuant to paragraph (b) of Rule 485.

                       JOHN HANCOCK BOND TRUST

                    STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-62003 and 811-3006, dated August 21, 1998, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 2 ("PEA No. 2") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 4th day of January, 1999.

                                        JOHN HANCOCK BOND TRUST

                                        By:           *
                                        ------------------------
                                        Edward J. Boudreau, Jr.
                                        Chairman and Chief Executive Officer


       Signature                               Title                                 Date
       ---------                               -----                                 ----
             *
------------------------            Chairman and Chief Executive
Edward J. Boudreau, Jr.         Officer (Principal Executive Officer)


/s/ James J. Stokowski
------------------------          Vice President, Treasurer and                 January 4, 1999
James J. Stokowski                 Principal Accounting Officer


             *                               Trustee
------------------------
James F. Carlin

             *                               Trustee
------------------------
William H. Cunningham

             *                               Trustee
------------------------
Charles F. Fretz

             *                               Trustee
------------------------
Harold R. Hiser, Jr.

             *                               Trustee
------------------------
Anne C. Hodsdon


------------------------                     Trustee
Charles L. Ladner



       Signature                               Title                                 Date
       ---------                               -----                                 ----


             *
------------------------                     Trustee
Leo E. Linbeck, Jr.

             *
------------------------                     Trustee
Patricia P. McCarter

             *                               Trustee
------------------------
Steven R. Pruchansky

             *
------------------------                     Trustee
Richard S. Scipione

             *                               Trustee
------------------------
Norman H. Smith

             *                               Trustee
------------------------
John P. Toolan


By:      /s/Susan S. Newton                                                     January 4, 1999
         ------------------
         Susan S. Newton,
         Attorney-in-Fact
         Powers of Attorney dated
         June 25, 1996.